FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - By contractual maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Financial liabilities	$ 10,946	$ 162,216
Restricted cash	147	150
Cost
Financial instruments
Financial liabilities	9,583	156,777
Less than 1 year
Financial instruments
Financial liabilities	8,636	150,768
2-5 years
Financial instruments
Financial liabilities	757	4,276
More than five years
Financial instruments
Financial liabilities	1,553	7,172
Accounts payable
Financial instruments
Financial liabilities	3,278	4,230
Accounts payable | Cost
Financial instruments
Financial liabilities	3,278	4,230
Accounts payable | Less than 1 year
Financial instruments
Financial liabilities	3,278	4,230
Lease liabilities
Financial instruments
Financial liabilities	1,241	11,525
Lease liabilities | Cost
Financial instruments
Financial liabilities	1,173	7,475
Lease liabilities | Less than 1 year
Financial instruments
Financial liabilities	766	1,723
Lease liabilities | 2-5 years
Financial instruments
Financial liabilities	475	4,079
Lease liabilities | More than five years
Financial instruments
Financial liabilities		5,723
Accrued expenses and other current liabilities
Financial instruments
Financial liabilities	4,592	17,949
Accrued expenses and other current liabilities | Cost
Financial instruments
Financial liabilities	4,592	17,949
Accrued expenses and other current liabilities | Less than 1 year
Financial instruments
Financial liabilities	4,592	17,949
Borrowing
Financial instruments
Financial liabilities		115,216
Borrowing | Cost
Financial instruments
Financial liabilities		115,216
Borrowing | Less than 1 year
Financial instruments
Financial liabilities		115,216
Payable in respect of intangible assets purchase
Financial instruments
Financial liabilities		11,650
Payable in respect of intangible assets purchase | Cost
Financial instruments
Financial liabilities		11,157
Payable in respect of intangible assets purchase | Less than 1 year
Financial instruments
Financial liabilities		11,650
Royalty obligation
Financial instruments
Financial liabilities	1,835	1,646
Royalty obligation | Cost
Financial instruments
Financial liabilities	540	750
Royalty obligation | 2-5 years
Financial instruments
Financial liabilities	282	197
Royalty obligation | More than five years
Financial instruments
Financial liabilities	$ 1,553	$ 1,449